RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of Globe Life common stock. Globe Life is the Plan sponsor and Empower and subsequently Fidelity are the trustee and recordkeeper, as defined by the Plan. The Plan also allows for transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan, including Globe Life. These transactions, including purchases and sales are based on the instructions of the Plan participants and in accordance with the pertinent provisions of the Plan.

Certain Plan investments include shares an insurance company general account fund managed by Empower through December 15, 2025 and subsequently managed by Fidelity. Therefore, these transactions qualify as party-in-interest transactions. Such transactions, while considered party-in-interest transactions under ERISA regulations, are permitted under the provisions of the Plan and are specifically exempt from the prohibition of party-in-interest transactions under ERISA.

The Plan issues loans to participants under the deferred arrangement portion of the Plan, which are secured by the vested balances in the participants’ accounts.

Administrative revenues arise when investment managers return a portion of the investment fees to the trustee to offset the administrative expenses. For the period ended December 15, 2024, any excess resulting from this revenue sharing was credited back to participants on a pro rata basis for selected investments.
NOTE D—RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS (Continued)

Certain plan investments are shares of Globe Life Inc. common stock valued at $42,138,558 as of December 31, 2025, with a cost basis of $16,251,601.

During the year ended December 31, 2025, purchases of Globe Life Inc. shares by the Plan totaled $1,124,429 and sales of Globe Life Inc. shares by the Plan totaled $5,232,399. During the year ended December 31, 2025, the Plan recorded dividend income of $339,067.